Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1)	COMPENSATION ACTUALLY PAID TO PEO (1,2,3,4)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS (1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS (1,2,3,4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:			NET INCOME ($MILLION)	ADJUSTED EBITDA ($MILLION) (6)
					TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN (5)	PRIOR PEER GROUP TOTAL SHAREHOLDER RETURN (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)

2025	$12,151,925	$(813,919)	$3,568,813	$386,759	$160	$141	$142	$(522)	$2,268
2024	$12,206,147	$18,213,503	$2,953,674	$4,237,854	$239	$142	$144	$647	$2,468
2023	$11,243,256	$31,090,475	$2,929,921	$5,104,932	$205	$129	$130	$1,193	$2,313
2022	$10,979,854	$14,107,038	$2,946,087	$3,808,951	$116	$96	$97	$1,241	$2,267
2021	$9,782,143	$12,619,790	$2,894,244	$3,194,386	$121	$136	$137	$995	$1,904

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The PEO in each covered year is Mr. Chambers. The Non-PEO NEOs for whom the average compensation is presented in this table are: for fiscal year 2025, Messrs. Fister, Del Monaco, G. Smith, and Ball, and Mses. Beredo and Marcon; for fiscal year 2024, Messrs. Fister, G. Smith, and Sandri and Ms. Beredo; for fiscal year 2023, Messrs. Fister, Parks, Sandri, G. Smith and Ms. Beredo; for fiscal year 2022, Messrs. Parks, Sandri, D. Smith, and Fister; and for fiscal year 2021, Messrs. Parks, Sandri, D. Smith and Ms. Beredo.
PEO Total Compensation Amount	$ 12,151,925	$ 12,206,147	$ 11,243,256	$ 10,979,854	$ 9,782,143
PEO Actually Paid Compensation Amount	$ (813,919)	18,213,503	31,090,475	14,107,038	12,619,790
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and applicable SEC guidance, and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for 2025 for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
(4)For 2025, the negative Compensation Actually Paid to our PEO and the modest Compensation Actually Paid to our other NEOs, on average, are driven primarily by a decrease in the value of outstanding equity awards as of year‑end due to the decline in our stock price during 2025.
(5)The peer group used for 2025 mirrors the TSR comparator peer group disclosed in the Compensation Discussion and Analysis above. The peer group used for 2024 includes all companies in the 2025 TSR comparator peer group, as well as Greif, Inc. and Louisiana‑Pacific Corporation. These companies were subsequently removed from the peer group in 2025 to better align the peer group with our specific industry, markets and global exposure.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO	EXCLUSION OF CHANGE IN PENSION VALUE	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS	INCLUSION OF PENSION SERVICE COST	INCLUSION OF EQUITY VALUES	COMPENSATION ACTUALLY PAID TO PEO

2025	$12,151,925	$—	$(9,186,745)	$—	$(3,779,099)	$(813,919)
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR PEO	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY FOR PEO	VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR PEO	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR PEO	FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR PEO	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE INCLUDED FOR PEO	TOTAL - INCLUSION OF EQUITY VALUES FOR PEO

2025	$4,705,803	$(4,659,007)	$—	$(3,825,895)	$—	$—	$(3,779,099)

Non-PEO NEO Average Total Compensation Amount	$ 3,568,813	2,953,674	2,929,921	2,946,087	2,894,244
Non-PEO NEO Average Compensation Actually Paid Amount	$ 386,759	4,237,854	5,104,932	3,808,951	3,194,386
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and applicable SEC guidance, and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for 2025 for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
(4)For 2025, the negative Compensation Actually Paid to our PEO and the modest Compensation Actually Paid to our other NEOs, on average, are driven primarily by a decrease in the value of outstanding equity awards as of year‑end due to the decline in our stock price during 2025.
(5)The peer group used for 2025 mirrors the TSR comparator peer group disclosed in the Compensation Discussion and Analysis above. The peer group used for 2024 includes all companies in the 2025 TSR comparator peer group, as well as Greif, Inc. and Louisiana‑Pacific Corporation. These companies were subsequently removed from the peer group in 2025 to better align the peer group with our specific industry, markets and global exposure.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs	EXCLUSION OF CHANGE IN PENSION VALUE	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS	INCLUSION OF PENSION SERVICE COST	INCLUSION OF EQUITY VALUES	COMPENSATION ACTUALLY PAID TO NON-PEO NEOs

2025	$3,568,813	$(167)	$(2,359,749)	$—	$(822,138)	$386,759
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTS DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOs	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY FOR NON-PEO NEOs	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING THE YEAR FOR NON-PEO NEOs	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOs	AVERAGE FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON-PEO NEOs	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE INCLUDED FOR NON-PEO NEOs	TOTAL - AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOs

2025	$832,801	$(488,572)	$—	$(315,236)	$(851,131)	$—	$(822,138)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

TABULAR LIST OF FINANCIAL METRICS USED TO LINK NEO COMPENSATION ACTUALLY PAID TO COMPANY PERFORMANCE
Consolidated Adjusted EBITDA	Roofing EBITDA	Insulation EBITDA	Doors EBITDA
Adjusted Return on Capital	Adjusted Free Cash Flow Conversion	Relative TSR

Total Shareholder Return Amount	$ 160	239	205	116	121
Peer Group Total Shareholder Return Amount	141	142	129	96	136
Net Income (Loss)	$ (522,000,000)	$ 647,000,000	$ 1,193,000,000	$ 1,241,000,000	$ 995,000,000
Company Selected Measure Amount	2,268,000,000	2,468,000,000	2,313,000,000	2,267,000,000	1,904,000,000
PEO Name	Mr. Chambers
Additional 402(v) Disclosure	Reconciliation and further information for Adjusted EBITDA can be found on page 28 of our 2025 Form 10-K filed with the SEC on February 25, 2026. For 2025, this number was adjusted to remove the impact of a completed divestiture.
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Return on Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Roofing EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow Conversion
Measure:: 5
Pay vs Performance Disclosure
Name	Insulation EBITDA
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 7
Pay vs Performance Disclosure
Name	Doors EBITDA
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,779,099)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,659,007)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,705,803
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,825,895)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,186,745)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(167)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(822,138)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(488,572)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	832,801
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(315,236)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(851,131)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,359,749)